Notes Payable (Interest Promissory Note) (Details) (Promissory Note [Member], USD $)	1 Months Ended
Apr. 17, 2013
Promissory Note [Member]
Short-term Debt [Line Items]
Principal issued	$ 20,000
Debt maturity date	Dec. 31, 2013
Debt interest rate	12.00%